FIFTH THIRD FUNDS

                         Supplement dated June 23, 2005
    to the Stock and Bond and Money Market Mutual Funds and Asset Allocation
       Funds Class A, B, and C Shares Prospectus dated November 29, 2004.

UNDERLYING FUNDS OF THE LIFEMODEL FUNDS SM

Effective June 24, 2005, the Fifth Third LifeModel FundsSM will begin investing in the Fifth Third Large Cap Core Fund.

With respect to the LifeModel Aggressive FundSM, the following is hereby added to the table of underlying funds on page 22 of the prospectus:

                                                  PERCENTAGE OF
FUND NAME                                         FUND HOLDINGS

Large Cap Core Fund                                       0-50%

With respect to the LifeModel Moderately Aggressive FundSM, the following is hereby added to the table of underlying funds on page 24 of the prospectus:

                                                  PERCENTAGE OF
FUND NAME                                         FUND HOLDINGS

Large Cap Core Fund                                       0-40%

With respect to the LifeModel Moderate FundSM, the following is hereby added to the table of underlying funds on page 26 of the prospectus:

                                                  PERCENTAGE OF
FUND NAME                                         FUND HOLDINGS

Large Cap Core Fund                                       0-30%

With respect to the LifeModel Moderately Conservative FundSM, the following is hereby added to the table of underlying funds on page 28 of the prospectus:

                                                  PERCENTAGE OF
FUND NAME                                         FUND HOLDINGS

Large Cap Core Fund                                       0-25%

With respect to the LifeModel Conservative FundSM, the following is hereby added to the table of underlying funds on page 30 of the prospectus:

                                                  PERCENTAGE OF
FUND NAME                                         FUND HOLDINGS

Large Cap Core Fund                                       0-15%

RE-OPENING OF MICRO CAP VALUE FUND

Effective May 19, 2005, the Fifth Third Micro Cap Value Fund is open to all investors.

Accordingly, footnote 1 on page 14 of the prospectus and the first footnote on page 96 of the prospectus, are hereby eliminated in their entirety.

CURRENT PORTFOLIO MANAGERS

     Current information regarding portfolio managers appears below and replaces the information contained in the prospectus:

OHIO MUNICIPAL BOND FUND: The portfolio manager is Michael J. Martin and the co-portfolio manager is Sarah M. Quirk.

BOND FUND: The portfolio manager is Mitchell L. Stapley and the co-portfolio managers are John L. Cassady III, Christian L. Rieddle, and Mirko M. Mikelic.

DISCIPLINED LARGE CAP VALUE FUND: The portfolio manager is James R. Kirk.

MULTI CAP VALUE FUND: The portfolio manager is Peter M. Klein and the co-portfolio manager is James R. Kirk.

                                                                SP-STBD-I 0605

SMALL CAP VALUE FUND: The portfolio manager is Michael M. Hays and the co-portfolio manager is Daniel O'Neill1.

MICRO CAP VALUE FUND: The portfolio manager is Eric J. Holmes and the co-portfolio manager is Daniel O'Neill1.

TECHNOLOGY FUND: The portfolio manager is Sunil M. Reddy and the co-portfolio manager is Scott A. Billeadeau.

SMALL CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Daniel R. Skubiz.

MID CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Martin E. Hargrave2.

LARGE CAP CORE FUND: The portfolio manager is Mark Koenig3 and the co-portfolio manager is Michael P. Wayton4.

EQUITY INDEX FUND: The portfolio manager is Mark Koenig3 and the co-portfolio manager is Michael P. Wayton4.

STRATEGIC INCOME FUND: The portfolio manager is John B. Schmitz and the co-portfolio manager is Peter Kwiatkowski5.

1 Daniel O'Neill, CFA has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND and the FIFTH THIRD MICRO CAP VALUE FUND since April 2005. Prior to joining Fifth Third Asset Management, Inc., Mr. O'Neill spent four years as an equity analyst focused on the Consumer/Retail sector for DB Advisors, LLC and Granite Capital International Group, LP. Previously, he was a sell-side analyst at Credit Suisse First Boston where he followed the Leisure Industry for two years. Before attending business school, Mr. O'Neill was an equity analyst at Clarion Management Ltd for four years. Mr. O'Neill received his B.S. in Industrial and Labor Relations from Cornell University and his MBA in Finance from Columbia Business School, where he was elected to the Beta Gamma Sigma Honor Society. He earned the Chartered Financial Analyst designation in 1997.

2 Martin E. Hargrave has been the co-portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since February 2005. Mr. Hargrave joined Fifth Third Asset Management, Inc. in 2003 as a Portfolio Manager of Mid Cap/Small Cap Growth Strategies. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. He joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined the small/mid cap team as a portfolio manager. Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. He earned the Chartered Financial Analyst designation in 1998.

3 Mark Koenig has been the co-portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

4 Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

5 Peter Kwiatkowski has been the co-portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third's Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

PRINCIPAL INVESTMENT RISKS - STRATEGIC INCOME FUND

     The following disclosure is included under the heading "PRINCIPAL INVESTMENT RISKS" on page 33 of the prospectus:

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

INVESTMENT PRACTICES CHART

     Under the section entitled "Additional Information About the Funds' Investments - Investment Practices," the information for certain instruments is deleted and replaced in its entirety as follows:

-------------------------------------------------------------------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate      5, 6, 11, 15-23,  Pre-Payment/Call
  mortgage pools into different maturity classes.                                    25, 26         Interest Rate
-------------------------------------------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and   2, 6, 11, 12,      Pre-Payment
  pools of loans. These include collateralized mortgage obligations and real      16-23, 25, 27       Market
  estate mortgage investment conduits.                                                                Credit
                                                                                                     Regulatory
-------------------------------------------------------------------------------------------------------------------
  PARTICIPATION INTERESTS: Interests in bank loans made to corporations.          1, 3, 4, 11,      Interest Rate
                                                                                      15-26            Credit
                                                                                                      Liquidity
-------------------------------------------------------------------------------------------------------------------

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                         Supplement dated June 23, 2005

          to the Stock and Bond Mutual Funds and Asset Allocation Funds
            Institutional Shares Prospectus dated November 29, 2004.

UNDERLYING FUNDS OF THE LIFEMODEL FUNDS SM

Effective June 24, 2005, the Fifth Third LifeModel FundsSM will begin investing in the Fifth Third Large Cap Core Fund.

With respect to the LifeModel Aggressive FundSM, the following is hereby added to the table of underlying funds on page 22 of the prospectus:

                                                  PERCENTAGE OF
FUND NAME                                         FUND HOLDINGS

Large Cap Core Fund                                       0-50%

With respect to the LifeModel Moderately Aggressive FundSM, the following is hereby added to the table of underlying funds on page 24 of the prospectus:

                                                  PERCENTAGE OF
FUND NAME                                         FUND HOLDINGS

Large Cap Core Fund                                       0-40%

With respect to the LifeModel Moderate FundSM, the following is hereby added to the table of underlying funds on page 26 of the prospectus:

                                                  PERCENTAGE OF
FUND NAME                                         FUND HOLDINGS

Large Cap Core Fund                                       0-30%

With respect to the LifeModel Moderately Conservative FundSM, the following is hereby added to the table of underlying funds on page 28 of the prospectus:

                                                  PERCENTAGE OF
FUND NAME                                         FUND HOLDINGS

Large Cap Core Fund                                       0-25%

With respect to the LifeModel Conservative FundSM, the following is hereby added to the table of underlying funds on page 30 of the prospectus:

                                                  PERCENTAGE OF
FUND NAME                                         FUND HOLDINGS

Large Cap Core Fund                                       0-15%

RE-OPENING OF MICRO CAP VALUE FUND

Effective May 19, 2005, the Fifth Third Micro Cap Value Fund is open to all investors.

Accordingly, footnote 1 on page 14 of the prospectus is hereby eliminated in its entirety.

CURRENT PORTFOLIO MANAGERS

     Current information regarding portfolio managers appears below and replaces the information contained in the prospectus:

OHIO MUNICIPAL BOND FUND: The portfolio manager is Michael J. Martin and the co-portfolio manager is Sarah M. Quirk.

BOND FUND: The portfolio manager is Mitchell L. Stapley and the co-portfolio managers are John L. Cassady III, Christian L. Rieddle, and Mirko M. Mikelic.

DISCIPLINED LARGE CAP VALUE FUND: The portfolio manager is James R. Kirk.

                                                               SP-ABCALL 0605

MULTI CAP VALUE FUND: The portfolio manager is Peter M. Klein and the co-portfolio manager is James R. Kirk.

SMALL CAP VALUE FUND: The portfolio manager is Michael M. Hays and the co-portfolio manager is Daniel O'Neill1.

MICRO CAP VALUE FUND: The portfolio manager is Eric J. Holmes and the co-portfolio manager is Daniel O'Neill1.

TECHNOLOGY FUND: The portfolio manager is Sunil M. Reddy and the co-portfolio manager is Scott A. Billeadeau.

SMALL CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Daniel R. Skubiz.

MID CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Martin E. Hargrave2.

LARGE CAP CORE FUND: The portfolio manager is Mark Koenig3 and the co-portfolio manager is Michael P. Wayton4.

EQUITY INDEX FUND: The portfolio manager is Mark Koenig3 and the co-portfolio manager is Michael P. Wayton4.

STRATEGIC INCOME FUND: The portfolio manager is John B. Schmitz and the co-portfolio manager is Peter Kwiatkowski5.

1 Daniel O'Neill, CFA has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND and the FIFTH THIRD MICRO CAP VALUE FUND since April 2005. Prior to joining Fifth Third Asset Management, Inc., Mr. O'Neill spent four years as an equity analyst focused on the Consumer/Retail sector for DB Advisors, LLC and Granite Capital International Group, LP. Previously, he was a sell-side analyst at Credit Suisse First Boston where he followed the Leisure Industry for two years. Before attending business school, Mr. O'Neill was an equity analyst at Clarion Management Ltd for four years. Mr. O'Neill received his B.S. in Industrial and Labor Relations from Cornell University and his MBA in Finance from Columbia Business School, where he was elected to the Beta Gamma Sigma Honor Society. He earned the Chartered Financial Analyst designation in 1997.

2 Martin E. Hargrave has been the co-portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since February 2005. Mr. Hargrave joined Fifth Third Asset Management, Inc. in 2003 as a Portfolio Manager of Mid Cap/Small Cap Growth Strategies. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. He joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined the small/mid cap team as a portfolio manager. Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. He earned the Chartered Financial Analyst designation in 1998.

3 Mark Koenig has been the co-portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

4 Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

5 Peter Kwiatkowski has been the co-portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third's Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

PRINCIPAL INVESTMENT RISKS - STRATEGIC INCOME FUND

     The following disclosure is included under the heading "PRINCIPAL INVESTMENT RISKS" on page 33 of the prospectus:

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

INVESTMENT PRACTICES CHART

     Under the section entitled "Additional Information About the Funds' Investments - Investment Practices," the information for certain instruments is deleted and replaced in its entirety as follows:

--------------------------------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations: Mortgage-backed bonds that separate       5, 6, 11, 15-22  Pre-Payment/Call
  mortgage pools into different maturity classes.                                                   Interest Rate
--------------------------------------------------------------------------------------------------------------------
  Mortgage-Backed Securities: Debt obligations secured by real estate loans       2, 6, 11, 12,      Pre-Payment
  and pools of loans. These include collateralized mortgage obligations and           16-23            Market
  real estate mortgage investment conduits.                                                            Credit
                                                                                                     Regulatory
--------------------------------------------------------------------------------------------------------------------
  Participation Interests: Interests in bank loans made to corporations.          1, 3, 4, 11,      Interest Rate
                                                                                      15-22            Credit
                                                                                                      Liquidity
--------------------------------------------------------------------------------------------------------------------

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                       3